SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $)	6 Months Ended	9 Months Ended
	Sep. 30, 2013	Mar. 31, 2013 D M
Summary Of Significant Accounting Policies 1	6
Summary Of Significant Accounting Policies 2	74.00%
Summary Of Significant Accounting Policies 3	0.00%
Summary Of Significant Accounting Policies 4	16.00%
Summary Of Significant Accounting Policies 5	14.00%
Summary Of Significant Accounting Policies 6	15.00%
Summary Of Significant Accounting Policies 7	20.00%
Summary Of Significant Accounting Policies 8	9.00%
Summary Of Significant Accounting Policies 9	88.00%
Summary Of Significant Accounting Policies 10	36.00%
Summary Of Significant Accounting Policies 11	20.00%
Summary Of Significant Accounting Policies 12	13.00%
Summary Of Significant Accounting Policies 13	8.00%
Summary Of Significant Accounting Policies 14	7.00%
Summary Of Significant Accounting Policies 15	4.00%
Summary Of Significant Accounting Policies 16	5
Summary Of Significant Accounting Policies 17	90.00%
Summary Of Significant Accounting Policies 18	40.00%
Summary Of Significant Accounting Policies 19	17.00%
Summary Of Significant Accounting Policies 20	14.00%
Summary Of Significant Accounting Policies 21	14.00%
Summary Of Significant Accounting Policies 22	5.00%
Summary Of Significant Accounting Policies 1		84
Summary Of Significant Accounting Policies 2		84
Summary Of Significant Accounting Policies 3		50.00%
Summary Of Significant Accounting Policies 4		12
Summary Of Significant Accounting Policies 5		84
Summary Of Significant Accounting Policies 6		$ 0
Summary Of Significant Accounting Policies 7		60
Summary Of Significant Accounting Policies 8		90
Summary Of Significant Accounting Policies 9		$ 3,005